Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments
As of June 30, 2020 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES — 76.4%
	BANKS — 36.3%
28,600	BancorpSouth Bank, 5.500%, Series A(1)	Ba1	$688,688
	Bank of America Corp.
500,000	6.100% to 03/17/25 then 3-Month USD Libor + 3.898%, Series AA(1)	Baa3	527,848
2,000,000	6.250% to 09/05/24 then 3-Month USD Libor + 3.705%, Series X(1)	Baa3	2,074,154
250,000	6.300% to 03/10/26 then 3-Month USD Libor + 4.553%, Series DD(1)	Baa3	277,569
4,525,000	6.500% to 10/23/24 then 3-Month USD Libor + 4.174%, Series Z(1)	Baa3	4,871,896
290,945	Capital One Financial Corp., 5.000%, Series I(1)	Baa3	6,511,349
	Citigroup, Inc.
1,125,000	4.700% to 01/30/25 then SOFR + 3.234%, Series V(1)	Ba1	1,001,953
4,560,000	5.950% to 05/15/25 then 3-Month USD Libor + 3.905%, Series P(1)	Ba1	4,536,443
1,700,000	6.250% to 08/15/26 then 3-Month USD Libor + 4.517%, Series T(1)	Ba1	1,804,898
108,199	6.875% to 11/15/23 then 3-Month USD Libor + 4.130%, Series K(1)	Ba1	2,857,536
16,400	7.125% to 09/30/23 then 3-Month USD Libor + 4.040%, Series J(1)	Ba1	436,240
150,000	Citizens Financial Group, Inc., 6.350% to 04/06/24 then 3-Month USD Libor + 3.642%, Series D(1)	BB+(2)	3,778,500
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month USD Libor + 3.744%, Series H(1)(3)	BBB+(2)	1,235,002
8,400	6.250% to 10/01/22 then 3-Month USD Libor + 4.557%, Series F(1)(3)	BBB+(2)	865,200
500,000	6.250% to 10/01/26 then 3-Month USD Libor + 4.660%, Series I(1)(3)	BBB+(2)	500,000
1,050,000	Comerica, Inc., 5.625% to 10/01/25 then USD 5 Year Tsy + 5.291%, Series A(1)	Baa2	1,068,375
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(1)	BB-(4)	737,640
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	Fifth Third Bancorp
45,761	6.000%, Series A(1)	Baa3	$1,166,905
24,516	6.625% to 12/31/23 then 3-Month USD Libor + 3.710%, Series I(1)	Baa3	647,468
20,800	First Citizens BancShares, Inc., 5.375%, Series A(1)	Baa3	513,136
8,000	First Horizon National Corp., 6.200%, Series A(1)	Ba2	201,200
	Goldman Sachs Group, Inc.
925,000	4.400% to 02/10/25 then USD 5 Year Tsy + 2.850%, Series S(1)	Ba1	824,406
2,500,000	4.950% to 02/10/25 then USD 5 Year Tsy + 3.224%, Series R(1)	Ba1	2,389,887
600,000	5.500% to 08/10/24 then USD 5 Year Tsy + 3.623%, Series Q(1)	Ba1	622,391
99,605	6.375% to 05/10/24 then 3-Month USD Libor + 3.550%, Series K(1)	Ba1	2,605,667
	Huntington Bancshares, Inc.
1,050,000	5.625% to 7/15/30 then USD 10 Year Tsy + 4.945%, Series F(1)	Baa3	1,079,820
49,593	6.250%, Series D(1)	Baa3	1,242,305
1,450,000	JPMorgan Chase & Co., 3.616%, 3-Month USD Libor + 3.320%, Series V(1)(5)	Baa2	1,282,380
	KeyCorp
3,740,000	5.000% to 09/15/26 then 3-Month USD Libor + 3.606%, Series D(1)	Baa3	3,537,423
25,277	5.625%, Series G(1)	Baa3	633,189
30,425	6.125% to 12/15/26 then 3-Month USD Libor + 3.892%, Series E(1)	Baa3	773,403
850,000	Lloyds Bank PLC, 12.000% to 12/16/24 then 3-Month USD Libor + 11.756%(1)(3)	Baa3	984,640
700,000	M&T Bank Corp., 6.450% to 02/15/24 then 3-Month USD Libor + 3.610%, Series E(1)	Baa2	724,987
15,000	Merchants Bancorp, 6.000% to 10/01/24 then 3-Month USD Libor + 4.569%, Series B(1)	NR(6)	331,500

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments (continued)
As of June 30, 2020 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	Morgan Stanley
25,000	4.875%, Series L(1)	Ba1	$616,250
171,717	5.850% to 04/15/27 then 3-Month USD Libor + 3.491%, Series K(1)	Ba1	4,419,996
24,190	6.375% to 10/15/24 then 3-Month USD Libor + 3.708%, Series I(1)	Ba1	627,247
164,500	6.875% to 01/15/24 then 3-Month USD Libor + 3.940%, Series F(1)	Ba1	4,372,410
165,285	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(1)	Ba2	4,011,467
106,311	People’s United Financial, Inc., 5.625% to 12/15/26 then 3-Month USD Libor + 4.020%, Series A(1)	Ba1	2,512,129
	Regions Financial Corp.
90,500	5.700% to 08/15/29 then 3-Month USD Libor + 3.148%, Series C(1)	Ba1	2,232,635
725,000	5.750% to 09/15/25 then USD 5 Year Tsy + 5.426%, Series D(1)	Ba1	744,937
74,300	6.375% to 09/15/24 then 3-Month USD Libor + 3.536%, Series B(1)	Ba1	1,845,612
20,402	Sterling Bancorp, 6.500%, Series A(1)	Ba2	500,461
46,000	Synchrony Financial, 5.625%, Series A(1)	BB-(2)	983,020
127,922	Synovus Financial Corp., 5.875% to 07/01/24 then USD 5 Year Tsy + 4.127%, Series E(1)	BB-(2)	2,782,303
72,679	Texas Capital Bancshares, Inc., 6.500%, Series A(1)	Ba2	1,803,166
15,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3-Month USD Libor + 4.088%, Series B(1)	NR(6)	344,700
	Truist Financial Corp.
1,098,000	4.800% to 09/01/24 then USD 5 Year Tsy + 3.003%, Series N(1)	Baa2	1,012,277
1,050,000	4.950% to 12/01/25 then USD 5 Year Tsy + 4.605%, Series P(1)	Baa2	1,076,250
2,569,000	5.050% to 06/15/22 then 3-Month USD Libor + 3.102%, Series L(1)	Baa2	2,324,218
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	Valley National Bancorp
2,022	5.500% to 09/30/22 then 3-Month USD Libor + 3.578%, Series B(1)	BB(2)	$44,262
30,345	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(1)	BB(2)	753,770
8,440,000	Wachovia Capital Trust III, 5.570%, 3-Month USD Libor + 0.930%, Series I(1)(5)	Baa2	8,392,061
	Wells Fargo & Co.
1,557,000	5.875% to 06/15/25 then 3-Month USD Libor + 3.990%, Series U(1)	Baa2	1,621,377
20,000	6.625% to 03/15/24 then 3-Month USD Libor + 3.690%, Series R(1)	Baa2	531,200
267	7.500%, Series L(1)(7)	Baa2	346,299
44,000	Wintrust Financial Corp., 6.875% to 07/15/25 then USD 5 Year Tsy + 6.507%, Series E(1)	BB(4)	1,143,560
	Zions Bancorp NA
43,000	5.800% to 06/15/23 then 3-Month USD Libor + 3.800%, Series I(1)	BB+(2)	39,174
2,000	6.300% to 03/15/23 then 3-Month USD Libor + 4.240%, Series G(1)	BB+(2)	52,960
			98,467,739
	FINANCIAL SERVICES — 2.2%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month USD Libor + 4.300%, 06/15/45(3)	Ba1	338,963
1,545,000	AerCap Holdings, 5.875% to 10/10/24 then USD 5 Year Tsy + 4.535%, 10/10/79	Ba2	1,118,727
1,450,000	Charles Schwab Corp., 5.375% to 06/01/25 then USD 5 Year Tsy + 4.971%, Series G(1)	Baa2	1,552,689
800,000	Discover Financial Services, 6.125% to 09/23/25 then USD 5 Year Tsy + 5.783%, Series D(1)	Ba2	822,560
590,000	E*TRADE Financial Corp., 5.300% to 03/15/23 then 3-Month USD Libor + 3.160%, Series B(1)	Ba2	537,161

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments (continued)
As of June 30, 2020 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	FINANCIAL SERVICES (continued)
	General Motors Financial Co., Inc.
560,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(1)	Ba2	$495,513
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(1)	Ba2	549,311
21,000	Stifel Financial Corp., 6.250%, Series B(1)	BB-(2)	537,810
			5,952,734
	INSURANCE — 17.8%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	1,675,643
95,600	Allstate Corp., 5.100%, Series H(1)	Baa2	2,424,416
92,000	American Equity Investment Life Holding Co., 5.950% to 12/01/24 then USD 5 Year Tsy + 4.322%, Series A(1)	BB(2)	1,908,080
1,515,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58	Baa2	1,936,653
	Arch Capital Group, Ltd.
13,000	5.250%, Series E(1)	Baa3	311,480
22,247	5.450%, Series F(1)	Baa3	544,829
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(1)	Baa3	550,750
19,543	5.950% to 07/01/23 then 3-Month USD Libor + 4.060%(1)	Baa3	472,159
	Athene Holding, Ltd.
88,000	6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(1)	BBB-(2)	2,145,440
29,000	6.375% to 09/30/25 then USD 5 Year Tsy + 5.970%, Series C(1)	BBB-(2)	732,250
183,598	Axis Capital Holdings, Ltd., 5.500%, Series E(1)	Baa3	4,321,897
735,000	Axis Specialty Finance LLC, 4.900% to 01/15/30 then USD 5 Year Tsy + 3.186%, 01/15/40	Baa2	691,170
100,435	Delphi Financial Group, Inc., 3.582%, 3-Month USD Libor + 3.190%, 05/15/37(5)	BBB(2)	2,234,679
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(1)	BB+(2)	1,099,588
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	INSURANCE (continued)
196,000	Everest Reinsurance Holdings, Inc., 2.777%, 3-Month USD Libor + 2.385%, 05/15/37(5)	Baa2	$167,039
7,103,000	Liberty Mutual Group, Inc., 7.800% to 03/15/37 then 3-Month USD Libor + 3.576%, 03/15/37(3)	Baa3	8,526,619
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month USD Libor + 5.540%, 04/08/38(3)	Baa2	2,245,178
1,937,000	10.750% to 08/01/39 then 3-Month USD Libor + 7.548%, 08/01/39	Baa2	2,992,582
	PartnerRe, Ltd.
141,098	5.875%, Series I(1)	Baa2	3,473,833
6,253	7.250%, Series H(1)	Baa2	161,890
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Ba1	5,025,564
100,476	Reinsurance Group of America, Inc., 5.750% to 06/15/26 then 3-Month USD Libor + 4.040%, 06/15/56	Baa2	2,440,562
1,175,000	SBL Holdings, Inc., 7.000% to 05/13/25 then USD 5 Year Tsy + 5.580%, Series A(1)(3)	BB(2)	926,781
23,000	Voya Financial, Inc., 5.350% to 09/15/29 then USD 5 Year Tsy + 3.210%, Series B(1)	Ba2	561,200
28,768	W.R. Berkley Corp., 5.750%, 06/01/56	Baa2	714,885
			48,285,167
	UTILITIES — 12.5%
41,000	Algonquin Power & Utilities Corp., 6.200% to 07/01/24 then 3-Month USD Libor + 4.010%, 07/01/79, Series 19-A	BB+(2)	1,072,560
646,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3-Month USD Libor + 3.270%, Series A(1)	Ba1	626,973
109,000	CMS Energy Corp., 5.875%, 03/01/79	Baa2	2,856,890
3,576,000	ComEd Financing III, 6.350%, 03/15/33	Baa2	4,188,501
2,000,000	Duke Energy Corp., 4.875% to 09/16/24 then USD 5 Year Tsy + 3.388%, Series B(1)	Baa3	2,000,432

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments (continued)
As of June 30, 2020 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	UTILITIES (continued)
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 16-A	Ba2	$3,039,614
79,020	Integrys Holding, Inc., 6.000% to 08/01/23 then 3-Month USD Libor + 3.220%, 08/01/73	Baa2	2,015,010
1,735,000	NextEra Energy Capital Holdings, Inc., 5.650% to 05/01/29 then 3-Month USD Libor + 3.156%, 05/01/79, Series O	Baa2	1,896,764
285,000	NiSource, Inc., 5.650% to 06/15/23 then USD 5 Year Tsy + 2.843%, Series A(1)	Ba1	272,315
39,250	SCE Trust II, 5.100%, Series G(1)	Ba1	893,722
119,974	SCE Trust V, 5.450% to 03/15/26 then 3-Month USD Libor + 3.790%, Series K(1)	Ba1	2,627,431
192,087	SCE Trust VI, 5.000%, Series L(1)	Ba1	4,239,360
1,300,000	Sempra Energy, 4.875% to 10/15/25 then USD 5 Year Tsy + 4.550%, Series C(1)	Ba1	1,311,375
1,140,000	Southern California Edison Co., 6.250% to 02/01/22 then 3-Month USD Libor + 4.199%, Series E(1)	Ba1	1,121,778
225,000	Southern Co., 4.950%, 01/30/80, Series 2020A	Baa3	5,647,500
4,866	Spire, Inc., 5.900%, Series A(1)	Ba1	126,370
			33,936,595
	ENERGY — 5.3%
	DCP Midstream LP
1,300,000	7.375% to 12/15/22 then 3-Month USD Libor + 5.148%, Series A(1)	B1	903,409
3,900	7.875% to 06/15/23 then 3-Month USD Libor + 4.919%, Series B(1)	B1	67,860
1,252,000	Enbridge, Inc., 6.000% to 01/15/27 then 3-Month USD Libor + 3.890%, 01/15/77, Series 16-A	Ba1	1,237,735
	Energy Transfer Operating LP
362,000	7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(1)	Ba2	309,963
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	ENERGY (continued)
203,430	7.375% to 05/15/23 then 3-Month USD Libor + 4.530%, Series C(1)	Ba2	$3,907,890
155,236	7.600% to 05/15/24 then 3-Month USD Libor + 5.161%, Series E(1)	Ba2	3,191,652
1,600	7.625% to 08/15/23 then 3-Month USD Libor + 4.738%, Series D(1)	Ba2	31,136
1,765,000	MPLX LP, 6.875% to 02/15/23 then 3-Month USD Libor + 4.652%, Series B(1)	BB+(2)	1,588,018
	Transcanada Trust
1,825,000	5.500% to 09/15/29 then 3-Month USD Libor + 4.154%, 09/15/79	Baa3	1,823,622
1,350,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 16-A	Baa3	1,428,762
			14,490,047
	MISCELLANEOUS — 1.7%
370,000	Apollo Management Holdings LP, 4.950% to 12/17/24 then USD 5 Year Tsy + 3.266%, 01/14/50(3)	BBB(2)	332,967
450,000	BHP Billiton Finance USA, Ltd., 6.750% to 10/19/25 then USD 5 Year Swap + 5.093%, 10/19/75(3)	Baa1	520,400
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(3)	BB(2)	640,006
3,115,000	8.000%, Series A(1)(3)	BB(2)	3,052,700
			4,546,073
	COMMUNICATIONS — 0.6%
33,000	AT&T, Inc., 4.750%, Series C(1)	Ba1	789,030
700,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79	Ba1	820,640
			1,609,670
	TOTAL PREFERRED SECURITIES (Cost $213,158,784)		207,288,025

	CONTINGENT CAPITAL SECURITIES — 20.4%
	BANKS — 18.8%
4,207,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1)(3)	Baa2	4,670,675

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments (continued)
As of June 30, 2020 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(1)	Ba2	$2,371,369
800,000	6.500% to 03/05/25 then USD 5 Year Tsy + 5.192%(1)	Ba2	777,017
	Banco Mercantil del Norte SA
360,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(3)	Ba2	338,918
640,000	7.625% to 01/06/28 then USD 10 Year Tsy + 5.353%(1)(3)	Ba2	611,610
	Barclays PLC
8,247,000	7.875% to 03/15/22 then USD 5 Year Swap + 6.772%(1)(3)	Ba2	8,405,672
700,000	8.000% to 06/15/24 then USD 5 Year Tsy + 5.672%(1)	Ba2	725,743
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(3)	Baa3	584,514
	BNP Paribas SA
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1)(3)	Ba1	3,290,835
1,000,000	7.625% to 03/30/21 then USD 5 Year Swap + 6.314%(1)(3)	Ba1	1,015,625
500,000	Credit Agricole SA, 8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1)(3)	Baa3	572,812
	Credit Suisse Group AG
500,000	5.100% to 01/24/30 then USD 5 Year Tsy + 3.293%(1)(3)	Ba2	474,375
1,100,000	6.375% to 08/21/26 then USD 5 Year Tsy + 4.828%(1)(3)	Ba2	1,117,968
500,000	7.250% to 09/12/25 then USD 5 Year Tsy + 4.332%(1)(3)	Ba2	514,098
	HSBC Holdings PLC
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(1)	Baa3	323,240
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(1)	Baa3	873,005
Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
4,918,000	6.875% to 06/01/21 then USD 5 Year Swap + 5.514%(1)	Baa3	$4,990,880
4,885,000	ING Groep, 6.750% to 04/16/24 then USD 5 Year Swap + 4.204%(1)	Ba1	5,018,732
1,700,000	Lloyds Banking Group PLC, 7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(1)	Baa3	1,764,853
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703%(1)(3)	Ba1	1,515,978
	Societe Generale SA
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(3)	Ba2	248,954
3,500,000	7.375% to 09/13/21 then USD 5 Year Swap + 6.238%(1)(3)	Ba2	3,538,220
750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873%(1)(3)	Ba2	836,611
	Standard Chartered PLC
4,200,000	7.500% to 04/02/22 then USD 5 Year Swap + 6.301%(1)(3)	Ba1	4,353,279
250,000	7.750% to 04/02/23 then USD 5 Year Swap + 5.723%(1)(3)	Ba1	261,060
1,600,000	UBS Group Funding Switzerland AG, 7.000% to 01/31/24 then USD 5 Year Swap + 4.344%(1)(3)	Ba1	1,663,112
			50,859,155
	FINANCIAL SERVICES — 0.1%
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(1)	B1	331,080
	INSURANCE — 1.5%
	QBE Insurance Group, Ltd.
600,000	5.875% to 05/12/25 then USD 5 Year Tsy + 5.513%(1)(3)	Baa2	621,000
3,150,000	7.500% to 11/24/23 then USD 10 Year Swap + 6.030%, 11/24/43(3)	Baa1	3,495,083
			4,116,083
	TOTAL CONTINGENT CAPITAL SECURITIES (Cost $54,913,014)		55,306,318

Destra Flaherty & Crumrine Preferred And Income Fund
Schedule of Investments (continued)
As of June 30, 2020 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	CORPORATE DEBT SECURITIES — 1.7%
	BANKS — 1.2%
100,000	CIT Group, Inc., 6.125%, 03/09/28	Ba1	$108,144
875,000	First Horizon Bank, 5.750%, 05/01/30	Baa3	923,250
84,800	Texas Capital Bancshares, Inc., 6.500%, 09/21/42	Baa3	2,153,920
			3,185,314
	FINANCIAL SERVICES — 0.1%
11,000	B. Riley Financial, Inc., 7.500%, 05/31/27	NR(6)	251,900
	COMMUNICATIONS — 0.4%
	Qwest Corp.
12,347	6.500%, 09/01/56	Ba2	285,709
36,585	6.750%, 06/15/57	Ba2	883,894
			1,169,603
	TOTAL CORPORATE DEBT SECURITIES (Cost $4,574,332)		4,606,817

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUND — 0.5%
1,489,485	Fidelity Investments Money Market Treasury Portfolio – Class I, 0.080%(8)		1,489,485
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,489,485)		1,489,485
	TOTAL INVESTMENTS – 99.0% (Cost $274,135,615)		268,690,645
	Other Assets In Excess Of Liabilities – 1.0%		2,785,895
	TOTAL NET ASSETS – 100.0%		$271,476,540

(1)        Security is perpetual in nature with no stated maturity date.

(2)        Standard & Poor’s Rating.

(3)        Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. At June 30, 2020 the total value of these securities is $58,298,855 representing 21.5% of net assets.

(4)        Fitch’s Rating.

(5)        The interest rate shown reflects the rate in effect as of June 30, 2020.

(6)        Security is unrated by Moody’s, S&P and Fitch.

(7)        Convertible security.

(8)        The rate is the annualized seven-day yield as of June 30, 2020.

Libor – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield